Nature of Business and Going Concern - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Going Concern [Line Items]
Net Cash Used In Operating Activities	$ (1,699)	$ (2,210)
Deficit accumulated during development stage	110,874
Net Income Loss	$ (2,176)	$ 1,845